BORROWINGS - Short-term and long-term borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short-Term Debt [Abstract]
Short-term bank borrowings	¥ 148,800		¥ 109,900
Secured bank borrowings related to discounted notes receivable	80,000		0
Long-term bank borrowings, current portion	116,453		1,782
Total	345,253	$ 47,299	111,682
Long-Term Debt, Unclassified [Abstract]
Long-term bank borrowings	¥ 269,438	$ 36,913	¥ 285,898